NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Details of Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Provision for retirement indemnities	€ 318	€ 524	€ 652
Other provision	101
Provisions - non-current portion	419	524	652
Restructuring provision	166	0	0
Other provision	148
Provisions - current portion	€ 314	€ 0	€ 0